Basic and Diluted Net Loss Per Share (Details) - Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share [Abstract]
For the computation of diluted loss, Weighted number of shares	2,288,278,248	1,322,019,241
For the computation of diluted loss, Net loss attributable to equity holders of the Company	$ 4,481	$ 7,277